Note 3 - Investment Securities (Detail) - Balance and Overcollateralization for Individual Tranches (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Current Balance (in Dollars)	18,000
Required Overcollateralization [Member] | Tranche A [Member]
Overcollateralization %	128.00%
Required Overcollateralization [Member] | Tranche B [Member]
Overcollateralization %	115.00%
Required Overcollateralization [Member] | Tranche C [Member]
Overcollateralization %	106.20%
Required Overcollateralization [Member] | Tranche D [Member]
Overcollateralization %	100.25%
Current Overcollateralization [Member] | Tranche A [Member]
Overcollateralization %	121.06%
Current Overcollateralization [Member] | Tranche B [Member]
Overcollateralization %	100.13%
Current Overcollateralization [Member] | Tranche C [Member]
Overcollateralization %	83.74%
Current Overcollateralization [Member] | Tranche D [Member]
Overcollateralization %	76.52%
Tranche A [Member]
Current Balance (in Dollars)	197,851
Tranche B [Member]
Current Balance (in Dollars)	41,362
Tranche C [Member]
Current Balance (in Dollars)	46,832
Tranche D [Member]
Current Balance (in Dollars)	26,983